Cover Page	Oct. 16, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 16, 2026
Entity Registrant Name	EATON CORPORATION plc
Entity Incorporation, State or Country Code	L2
Entity File Number	000-54863
Entity Tax Identification Number	98-1059235
Entity Address, Address Line One	Eaton House,
Entity Address, Address Line Two	30 Pembroke Road,
Entity Address, City or Town	Dublin 4,
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 Y0C2
City Area Code	+353
Local Phone Number	1637 2900
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001551182
Amendment Flag	false
Ordinary shares ($0.01 par value)
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares ($0.01 par value)
Trading Symbol	ETN
Security Exchange Name	NYSE
3.850% Senior Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	3.850% Senior Notes due 2028
Trading Symbol	ETN/28
Security Exchange Name	NYSE
3.950% Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	3.950% Senior Notes due 2029
Trading Symbol	ETN/29
Security Exchange Name	NYSE
4.450% senior notes due 2030
Document Information [Line Items]
Title of 12(b) Security	4.450% Senior Notes due 2030
Trading Symbol	ETN/30
Security Exchange Name	NYSE
4.200% Senior Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	4.200% Senior Notes due 2031
Trading Symbol	ETN/31
Security Exchange Name	NYSE
4.500% Senior Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	4.500% Senior Notes due 2033
Trading Symbol	ETN/33
Security Exchange Name	NYSE
3.550% Senior Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	3.550% Senior Notes due 2034
Trading Symbol	ETN/34
Security Exchange Name	NYSE
3.625% Senior Notes due 2035
Document Information [Line Items]
Title of 12(b) Security	3.625% Senior Notes due 2035
Trading Symbol	ETN/35
Security Exchange Name	NYSE
4.800% Senior Notes due 2036
Document Information [Line Items]
Title of 12(b) Security	4.800% Senior Notes due 2036
Trading Symbol	ETN/36
Security Exchange Name	NYSE
4.000% Senior Notes due 2038
Document Information [Line Items]
Title of 12(b) Security	4.000% Senior Notes due 2038
Trading Symbol	ETN/38
Security Exchange Name	NYSE
5.450% Senior Notes due 2056
Document Information [Line Items]
Title of 12(b) Security	5.450% Senior Notes due 2056
Trading Symbol	ETN/56
Security Exchange Name	NYSE